Annual Total Returns - StrategicAdvisersFidelityEmergingMarketsFund-PRO - StrategicAdvisersFidelityEmergingMarketsFund-PRO - Strategic Advisers Fidelity Emerging Markets Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 30, 2018
Strategic Advisers Fidelity Emerging Markets Fund
Bar Chart Table:
Annual Return 2019	22.26%
Annual Return 2020	22.09%
Annual Return 2021	(0.24%)
Annual Return 2022	(22.47%)